[USAA                    USAA BALANCED STRATEGY FUND
EAGLE                   SUPPLEMENT DATED JULY 8, 2008
LOGO (R)]                  TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2007


Effective July 8, 2008, Jin Chen, is no longer a member of Deutsche Investment Management Americas Inc.'s investment management team and is replaced by James
B. Francis. Therefore, the reference to Ms. Chen on page 10 of the Fund's prospectus under Portfolio Managers is deleted and replaced with the following:

     James B. Francis, CFA, director of Deutsche Asset Management and portfolio manager. Mr. Francis is Head of Active Quantitative Equity Portfolio
     Management: New York. He joined Deutsche Asset Management in 2008 after 20 years of experience as a senior quantitative global equity portfolio manager at State Street Global Advisors, and most recently, at Northern Trust Global Investments. Education: B.S., University of Massachusetts, Amherst.

                                                                      88565-0708

[USAA                    USAA TOTAL RETURN STRATEGY FUND
EAGLE                     SUPPLEMENT DATED JULY 8, 2008
LOGO (R)]                  TO THE FUND'S PROSPECTUS
                                DATED MAY 1, 2008

Effective July 8, 2008, Jin Chen, is no longer a member of Deutsche Investment Management Americas Inc.'s investment management team and is replaced by James
B. Francis. Therefore, the reference to Ms. Chen on page 11 of the Fund's prospectus under Portfolio Managers is deleted and replaced with the following:

     James B. Francis, CFA, director of Deutsche Asset Management and portfolio manager. Mr. Francis is Head of Active Quantitative Equity Portfolio
     Management: New York. He joined Deutsche Asset Management in 2008 after 20 years of experience as a senior quantitative global equity portfolio manager at State Street Global Advisors, and most recently, at Northern Trust Global Investments. Education: B.S., University of Massachusetts, Amherst.